Shareholders' Equity (Options Outstanding) (Details) (USD $)			12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2011 0.02 [Member] years	Dec. 31, 2011 0.26 [Member] years	Dec. 31, 2011 0.69 [Member] years	Dec. 31, 2011 2.89 [Member] years	Dec. 31, 2011 6.00-6.87 [Member] years	Dec. 31, 2011 12.65-14.60 [Member] years	Dec. 31, 2011 21.76-32.31 [Member] years	Dec. 31, 2011 32.92-34.78 [Member] years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	4,983,541	5,227,075	828	1,090,915	51,831	7,552	30,050	53,460	3,253,516	495,389
Weighted average remaining contractual Term (in years)	4.09	4.15	1.66	4.95	5.82	1.66	1.66	1.66	3.96	3.24
Weighted average exercise price	$ 22.01	$ 22.69	$ 0.02	$ 0.26	$ 0.69	$ 2.89	$ 6.57	$ 14.21	$ 28.14	$ 34.02
Options exercisable as of December 31, 2011	1,940,390		828	168,955	3,577	7,552	30,050	53,460	1,401,906	274,062
Weighted average exercise price of options exercisable	$ 25.46		$ 0.02	$ 0.26	$ 0.69	$ 2.89	$ 6.57	$ 14.21	$ 27.78	$ 34.40
Range of exercise price, lower			$ 0.02	$ 0.26	$ 0.69	$ 2.89	$ 6.00	$ 12.65	$ 21.76	$ 32.92
Range of exercise price, upper							$ 6.87	$ 14.60	$ 32.31	$ 34.78